Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 92	$ 85
Investment in debt securities	21	25
Non-current investments,Total	113	110
Investment in debt securities	102	92
Current investments,Total	$ 102	$ 92